Document and Entity Information	Feb. 01, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001408710
Document Type	8-K
Document Period End Date	Feb. 01, 2020
Entity Registrant Name	Fabrinet
Entity Incorporation State Country Code	E9
Entity File Number	001-34775
Entity Tax Identification Number	98-1228572
Entity Address, Address Line One	c/o Intertrust Corporate Services (Cayman) Limited
Entity Address, Address Line Two	190 Elgin Avenue
Entity Address, City or Town	George Town
Entity Address, Region	Grand Cayman
Entity Address, Postal Zip Code	KY1-9005
Entity Address, Country	KY
City Area Code	+66 2
Local Phone Number	524-9600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Ordinary Shares, $0.01 par value
Trading Symbol	FN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false